UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisers LLC
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY              November 15, 2000
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                                                          Page 1

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         3

Form 13F Information Table Value Total: $32,207,740


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
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                                                                          Page 2

                           FORM 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------------
             Column 1                 Column 2          Column 3        Column 4       Column 5            Column 6
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Investment Discretion
                                                                                                            Shared       Shared
          Name of Issuer           Title of Class     CUSIP Number    Market Value        SHRS    Sole      Defined      Other
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                           COM            151020104          3,915,754       65,811    X
Discovery Laboratories Inc.             COM            2546681C6         25,901,361    3,512,049    X
Genta Inc.                              COM            37245M207          2,390,625      250,000    X
---------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------
             Column 1              Column 7              Column 8
---------------------------------------------------------------------------
                                                  Voting Authority (Shares)
                                   Other
          Name of Issuer          Managers        Sole          Shared None
---------------------------------------------------------------------------

Celgene Corp.                                    65,811
Discovery Laboratories Inc.                   3,512,049
Genta Inc.                                      250,000
---------------------------------------------------------------------------